Redeemable Noncontrolling Interests And Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2019
Noncontrolling Interest [Abstract]
Schedule of Redeemable Noncontrolling Interests Activities

The Company’s redeemable non-controlling interests activities for the years ended in December 31, 2018 and 2019 are summarized as follows:

	Year ended
	December 31, 2018	December 31, 2019
Beginning balance	—	96,936,855
Issuance of Fun Preferred Shares	97,019,860	380,259,607
Foreign exchange impact	(1,061,206)	(1,899,929)
Accretion to redemption value of redeemable non-controlling interests	978,201	20,548,032
Ending balance	96,936,855	495,844,565